EQUITY-ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
Summary of Equity-Accounted Investments
The following table outlines the changes in the company’s equity-accounted investments for the six months ended June 30, 2026:

(MILLIONS)	Total
Balance, as at December 31, 2025	$1,014
Investments	60
Share of losses	(4)
Dividends received	(3)
Foreign exchange translation and other(1)	(68)
Balance, as at June 30, 2026	$999
(1)Includes the decrease in the underlying net assets of a strategic partnership formed with a renewable energy operator and developer in South America. Refer to Note 18 - Related party transactions for more details.